Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2025
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
(14)	Regulatory Capital Requirements

Depository institutions and their holding companies are subject to regulatory capital requirements administered by federal banking agencies.  Capital adequacy rules and regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can result in regulatory action.  The capital rules include a capital conservation buffer of 2.5% that is designed to absorb losses during periods of economic stress and to require increased capital levels before capital distributions and certain other payments can be made.  Failure to meet the full amount of the buffer will result in restrictions on capital distributions, including dividend payments and stock repurchases, and to pay discretionary bonuses to executive officers.  For regulatory capital purposes, the ratios exclude the impact of accumulated other comprehensive income (loss).  As of December 31, 2025, the Company and Bank meet all capital adequacy requirements to which they are subject and reported capital in levels that exceeded the capital conservation buffer.

Prompt corrective action regulations, to which banks, but not their holding companies, are subject, provide five classifications:  well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized.  If a bank is not classified as well capitalized, its ability to accept brokered deposits is restricted.  If a bank is undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.  The federal banking agencies are required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution or its holding company.  Such actions could have a direct material effect on an institution’s or its holding company’s financial statements.  As of December 31, 2025 and December 31, 2024, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  There are no conditions or events since that notification that management believes have changed the Bank’s category.
The following is a summary of actual capital amounts and ratios as of December 31, 2025 and 2024, for Trustco Bank:

				Minimum for
				Capital Adequacy plus
	As of December 31, 2025		Well	Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer (1)(2)

Tier 1 leverage ratio	$513,719	8.058%	5.000%	4.000%
Common equity Tier 1 capital	513,719	13.981	6.500	7.000
Tier 1 risk-based capital	513,719	13.981	8.000	8.500
Total risk-based capital	559,750	15.234	10.000	10.500

				Minimum for
				Capital Adequacy plus
	As of December 31, 2024		Well	Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer (1)(2)

Tier 1 leverage ratio	$652,668	10.618%	5.000%	4.000%
Common equity Tier 1 capital	652,668	18.542	6.500	7.000
Tier 1 risk-based capital	652,668	18.542	8.000	8.500
Total risk-based capital	696,767	19.795	10.000	10.500

The following is a summary of actual capital amounts and ratios as of December 31, 2025 and 2024 for TrustCo on a consolidated basis.

			Minimum for
			Capital Adequacy plus
	As of December 31, 2025		Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer (1)(2)

Tier 1 leverage ratio	$676,012	10.601%	4.000%
Common equity Tier 1 capital	676,012	18.393	7.000
Tier 1 risk-based capital	676,012	18.393	8.500
Total risk-based capital	722,055	19.646	10.500

			Minimum for
			Capital Adequacy plus
	As of December 31, 2024		Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer (1)(2)

Tier 1 leverage ratio	$679,651	11.054%	4.000%
Common equity Tier 1 capital	679,651	19.303	7.000
Tier 1 risk-based capital	679,651	19.303	8.500
Total risk-based capital	723,762	20.556	10.500

(1)	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized.
(2)	The December 31, 2025 and 2024 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent.